Consolidated Statements of Changes in Equity (Parenthetical) - Predecessor [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends on common stock (in dollars per share)	$ 0.40	$ 1.60	$ 1.5625
Common Stock, Value, Issued	$ 61.1	$ 61.1	$ 61.1
Premium on common stock	414.6	418.5	415.5
Treasury Stock, Value	$ 20.5	$ 23.2	$ 25.3